[LOGO]USAA(R)

                   USAA PRECIOUS METALS
                          and MINERALS Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  May 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                      [GRAPHIC]
            WITH THIS CHANGE IN EQUITY FUND
            MANAGEMENT, COUPLED WITH USAA'S
[PHOTO]   OUTSTANDING SERVICE FROM A TRUSTED
            ADVISER, WE THINK YOU WILL BE
           WELL SERVED FOR YOUR STRONG AND
          LONG-LASTING RELATIONSHIP WITH US.
                      [GRAPHIC]

--------------------------------------------------------------------------------

                 USAA Investment Management Company (USAA) is committed to delivering world-class investment performance to you, our members and shareholders. After a thorough review of how we can deliver better investment products to you, the management team made a proposal to your USAA Mutual Fund Board of Directors. We recommended that a team of today's most talented asset management firms manage USAA's equity mutual funds. The board approved our recommendation, agreeing that using best-in-class asset managers would best serve the needs of our shareholders. This new team will join our skilled team of fixed-income managers in managing your funds.

                 The potential benefits to you as a shareholder are significant. Your equity assets will now be managed by a team of asset managers who have long-term proven track records. Their performance records show that they have consistently beaten their benchmark targets, as well as the vast majority of other investment managers. This change in equity asset managers has also increased the breadth and depth of the investment professionals who are working on your behalf. The overall number of traders has risen thirteenfold, analysts worldwide have increased tenfold, and you now have 3 1/2 times as many portfolio managers overseeing your funds.

                 The new equity managers were selected only after an extensive search of the most successful asset management firms in the country. Our stringent evaluations included quantitative criteria such as the stability of the organization, a clearly defined investment decision-making process that was repeatable in all market conditions, and

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 defined risk controls. We also applied qualitative criteria such as the managers' performance over the long term in relation to appropriate market indices and to other managers in their peer groups. Furthermore, we ensured that each manager shared USAA's vision of delivering above-average, consistent performance. We selected management teams who were able to beat their benchmarks in up and down markets. For us, that ability defines world class.

                 We believe that you'll be pleased with the quality of the investment team that we've assembled. In fact, we think we have one of the strongest teams in the country for all of our mutual funds, including fixed income and money markets. Of course, as always, USAA will continue to set portfolio policy, and we will diligently monitor our management teams to ensure that your best interests are being served. For more information on your mutual funds and their portfolio management teams, please visit USAA.COM.

                 Today's markets are uncertain. Rest assured that we will continue to bring you managers with a track record of consistent, above average performance and low overall fund expenses. And, if you are apprehensive about the market environment, please give us a call to discuss your investment plan and re-examine your portfolio.

                 With this change in equity fund management, coupled with USAA's outstanding service from a trusted adviser, we think you will be well served for your strong and long-lasting relationship with us. I'd like to take this opportunity to thank you once again for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board


                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. REFERENCES TO PERFORMANCE MAY REPRESENT A FIRM'S COMPOSITE PORTFOLIO PERFORMANCE, WHICH IS NOT NECESSARILY REPRESENTATIVE OF MUTUAL FUND PERFORMANCE.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY             1

FINANCIAL INFORMATION

  Distributions to Shareholders                        7

  Independent Auditors' Report                         8

  Portfolio of Investments                             9

  Notes to Portfolio of Investments                   11

  Financial Statements                                12

  Notes to Financial Statements                       15

DIRECTORS' INFORMATION                                25




THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.


USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(c)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation; secondary objective of current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

--------------------------------------------------------------------------------
                                              5/31/02                5/31/01
--------------------------------------------------------------------------------
 Net Assets                                $149.7 Million        $70.5 Million
 Net Asset Value Per Share                    $11.71                 $5.84

--------------------------------------------------------------------------------
                      Average Annual Total Returns as of 5/31/02
--------------------------------------------------------------------------------
   1 YEAR                               5 YEARS                   10 YEARS
  101.95%                                7.93%                     6.81%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                  [CHART]
                      CUMULATIVE PERFORMANCE COMPARISON
                      ---------------------------------

          USAA Precious                                    Philadelphia                   Lipper Gold
           Metals and        S&P 500                       Gold & Silver   Lipper Gold   Oriented Funds
          Minerals Fund       Index         London Gold     Index (XAU)    Funds Index       Average
          -------------      -------        -----------    -------------   -----------   --------------
May-92      10,000.00       10,000.00        10,000.00       10,000.00       10000          10000
Jun-92      10,290.79         9851.28        10,174.81       10,466.54       10182          10257.39
Jul-92      10,856.22        10253.41        10,602.96       11,014.40       10326.7        10524.09
Aug-92      10,597.74        10043.94        10,074.07       10,513.20        9868.69       10134.06
Sep-92      10,549.27        10162.01        10,340.74       10,723.81        9536.81        9887.94
Oct-92      10,177.71        10196.89        10,051.85       10,078.65        8887.51        9316.18
Nov-92       9,284.44        10543.14         9,902.22        8,772.33        8236.15        8584.35
Dec-92       9,755.43        10672.49         9,863.70        9,504.13        8489.45        8911.34
Jan-93       9,462.76        10761.63         9,791.11        9,534.79        8500.83        8799.17
Feb-93      10,226.94        10908.25         9,706.67       10,127.97        9259.72        9534.25
Mar-93      11,462.63        11138.25        10,008.89       11,572.91       10526.3        10780.59
Apr-93      13,299.90        10869.04        10,497.78       13,171.15       11959.3        12155.62
May-93      14,795.73        11159.07        11,183.70       14,810.72       13646.6        13732.63
Jun-93      14,974.58        11191.64        11,213.33       15,521.19       13937.1        14122.16
Jul-93      16,437.89        11146.58        11,903.70       17,182.08       15417.7        15610.27
Aug-93      14,486.81        11568.58        11,008.89       15,711.81       13817.2        14149.32
Sep-93      12,925.94        11479.86        10,533.33       13,877.63       12512.4        12689.87
Oct-93      14,519.33        11717.17        10,951.11       16,455.61       14188.4        14478.5
Nov-93      14,177.89        11605.49        10,989.63       15,823.78       14044.7        14416.54
Dec-93      15,446.13        11745.8         11,607.41       17,583.31       15876.8        16035.65
Jan-94      15,511.23        12144.75        11,197.04       17,573.98       15369.1        16108.76
Feb-94      14,729.97        11815.29        11,305.19       17,114.10       14545.1        15316.94
Mar-94      14,957.84        11301.16        11,531.85       17,821.91       14546.1        15347.27
Apr-94      13,737.12        11445.95        11,154.07       15,253.27       14173.9        14415.64
May-94      14,371.90        11633.05        11,484.44       16,038.39       14353.8        14738.48
Jun-94      13,737.12        11348.38        11,503.70       15,362.57       14225.6        14178.02
Jul-94      13,932.97        11720.76        11,377.78       14,896.03       14745.7        14223.99
Aug-94      14,715.17        12200.2         11,429.63       15,798.45       15775.4        15026.11
Sep-94      16,279.57        11902.1         11,699.26       17,625.97       17203.3        16343.12
Oct-94      15,138.86        12169.11        11,373.33       15,650.49       16394.8        15363.72
Nov-94      13,378.91        11726.48        11,351.11       13,689.68       14430.3        13511.43
Dec-94      13,998.15        11900.09        11,355.56       14,573.45       14929.7        13991.93
Jan-95      12,189.31        12208.48        11,108.15       12,980.54       12378          12029.65
Feb-95      12,808.55        12683.8         11,152.59       13,840.31       12888.8        12453.28
Mar-95      14,324.07        13057.48        11,614.81       16,258.33       14074.7        13743.42
Apr-95      14,535.92        13441.68        11,548.15       15,586.51       14151.2        14078.23
May-95      14,666.28        13978.11        11,386.67       15,995.73       14060.2        14245.78
Jun-95      14,682.58        14302.22        11,484.44       16,021.06       14222.5        14534.62
Jul-95      14,894.43         14776.3        11,358.52       15,822.45       14877          15039.32
Aug-95      14,812.95        14813.18        11,328.89       16,350.31       14986.6        15145.19
Sep-95      14,780.35        15437.98        11,377.78       16,555.59       15064.1        15258.38
Oct-95      13,004.10        15382.82        11,337.78       14,286.86       13335.4        13657.63
Nov-95      14,242.59        16057.33        11,490.37       16,143.70       14084          14534.91
Dec-95      14,564.17        16366.64        11,466.67       16,051.72       14346.6        14805.55
Jan-96      17,467.22        16923.04        12,016.30       18,801.65       17085.4        17504.84
Feb-96      17,695.55        17080.47        11,871.11       19,202.88       17458.6        18334.02
Mar-96      17,581.39        17244.92        11,743.70       19,172.22       17515.3        18628.02
Apr-96      17,499.84        17498.94        11,594.07       19,117.57       17883.9        19202.92
May-96      18,135.90        17949.46        11,571.85       19,846.71       19016.3        20508.06
Jun-96      15,754.75        18017.89        11,318.52       16,496.93       16320.1        17624.16
Jul-96      15,363.33        17222.3         11,416.30       16,575.58       15982.2        17174.82
Aug-96      15,983.08        17586.12        11,450.37       16,602.24       16871.4        18401.01
Sep-96      14,955.60        18575.03        11,229.63       15,353.24       15995.6        17625.88
Oct-96      14,841.43        19087.14        11,244.44       15,409.22       15834.5        17333.19
Nov-96      14,629.41        20528.63        11,001.48       16,021.06       15312.8        16849.05
Dec-96      14,564.17        20121.97        10,940.74       15,562.52       15023.3        16651.1
Jan-97      13,781.33        21378.42        10,237.04       14,689.42       14168.2        15716.6
Feb-97      15,477.49        21546.26        10,625.19       16,323.65       15970.2        17651.31
Mar-97      13,308.36        20662.61        10,315.56       13,878.97       13733          15134.37
Apr-97      12,492.90        21895.05        10,078.52       12,511.33       12791.9        14102.02
May-97      13,194.20        23233.66        10,240.00       13,904.29       13280.9        14679.66
Jun-97      12,248.26        24266.54         9,912.59       12,743.27       12100.6        13402.62
Jul-97      11,726.36        26196.9          9,669.63       13,052.52       11624.8        12863.66
Aug-97      11,971.00        24730.41         9,640.00       13,179.15       11675.4        12964.14
Sep-97      12,688.61        26084.04         9,840.00       14,596.11       12231.1        13581.1
Oct-97      10,780.42        25213.88         9,226.67       11,718.21       10223.6        11382.46
Nov-97       8,562.36        26380.13         8,794.07        9,440.15        8058.58        9016.15
Dec-97       9,002.71        26832.85         8,598.52        9,889.36        8421.94        9381.65
Jan-98       9,573.54        27129.34         9,032.59        9,993.34        8910.04        9908.44
Feb-98       9,394.14        29084.89         8,811.85       10,057.32        8638.85        9654.11
Mar-98      10,128.05        30573.09         8,918.52       10,886.43        9139.52       10201.95
Apr-98      11,073.99        30886.17         9,205.93       11,720.87        9777.07       10914.96
May-98       9,573.54        30356.01         8,699.26        9,958.68        8331.86        9333.93
Jun-98       8,709.15        31588.15         8,779.26        9,560.12        7453.74        8418.13
Jul-98       8,040.47        31254.3          8,558.52        8,387.10        7003.05        7899.17
Aug-98       6,018.12        26738.8          8,100.74        6,516.93        5380.86        6074.61
Sep-98       9,149.50        28453.18         8,706.67        9,996.00        7752.51        8727.71
Oct-98       9,247.35        30764.02         8,660.74       10,049.32        7637.69        8635.64
Nov-98       9,051.64        32627.8          8,761.48        9,458.81        7382.2         8384.62
Dec-98       9,100.57        34506.74         8,527.41        8,660.36        7343.55        8296.45
Jan-99       8,953.79        35949.16         8,456.30        8,432.42        7173.64        8127.93
Feb-99       8,676.53        34832.06         8,505.19        8,072.51        6995.39        7898.86
Mar-99       8,725.46        36225.28         8,280.00        7,965.88        7029.83        7954.96
Apr-99      10,030.20        37628.09         8,491.85        9,786.72        8041.21        9051.64
May-99       8,692.84        36740.52         7,958.52        8,113.84        6885.2         7806.32
Jun-99       9,084.26        38773.96         7,733.33        8,921.62        7166.68        8105.9
Jul-99       8,431.89        37568.53         7,573.33        8,380.43        6801.98        7631.41
Aug-99       8,660.22        37382.54         7,549.63        8,976.27        7048.23        7918.28
Sep-99      10,813.04        36359            8,859.26       10,698.48        8606.37        9650.83
Oct-99       9,916.03        38658.84         8,862.22        9,270.86        7756.22        8670.44
Nov-99       9,508.30        39444.65         8,632.59        8,936.28        7543.4         8446.89
Dec-99       9,752.94        41764.63         8,600.00        9,060.25        7666.25        8629.17
Jan-00       8,774.39        39666.52         8,394.07        7,995.20        6908.13        7743.15
Feb-00       8,839.62        38916.43         8,700.74        7,965.88        6897.5         7721.45
Mar-00       8,350.34        42721.12         8,200.00        7,531.32        6514.2         7318.49
Apr-00       7,844.76        41436.28         8,149.63        7,298.05        6164.92        6859.78
May-00       7,942.61        40586.83         8,066.67        7,502.00        6244.65        6956.18
Jun-00       8,546.06        41586.42         8,537.78        7,705.95        6593.84        7332.7
Jul-00       7,926.30        40936.84         8,200.00        6,778.19        6136.25        6801.3
Aug-00       8,497.13        43478.16         8,207.41        6,976.81        6541.35        7307.31
Sep-00       7,877.38        41183.39         8,108.15        6,654.23        6097.66        6820.87
Oct-00       7,127.15        41008.42         7,837.04        5,847.77        5555.57        6224.11
Nov-00       7,551.19        37777.96         7,973.33        6,275.66        5796.54        6516.28
Dec-00       8,292.27        37963.29         8,131.85        6,852.84        6336.65        7105.67
Jan-01       8,177.56        39309.38         7,837.04        6,512.93        6328.52        7107.81
Feb-01       8,538.09        35727.39         7,902.22        6,999.47        6588.26        7403.43
Mar-01       7,833.41        33465.31         7,635.56        6,340.98        5986.98        6719.83
Apr-01       9,111.67        36063.84         7,797.04        7,348.71        6873.46        7705.48
May-01       9,570.53        36305.78         7,925.93        7,615.30        7190.03        8044.93
Jun-01       9,898.28        35422.46         8,017.78        7,098.11        7237.38        8054.97
Jul-01       9,341.10        35073.62         7,878.52        7,072.78        6852.23        7616.24
Aug-01       9,963.84        32880.16         8,088.89        7,539.32        7242.03        8006.11
Sep-01      10,406.31        30225.22         8,684.44        7,703.28        7478.74        8260.76
Oct-01      10,193.27        30801.91         8,259.26        7,268.73        7322.54        8055.27
Nov-01      10,275.21        33164.04         8,162.96        7,007.46        7324.94        8057.35
Dec-01      10,860.25        33454.74         8,192.59        7,255.40        7682.65        8460.73
Jan-02      12,296.18        32966.79         8,364.44        8,175.15        8551.81        9423.77
Feb-02      13,682.59        32330.88         8,795.56        8,685.68        9415.52       10376.63
Mar-02      15,085.51        33546.96         8,930.37        9,449.48       10325.8        11412.63
Apr-02      15,993.28        31513.98         9,131.85        9,858.70       10945.6        12142.31
May-02      19,327.28        31282.63         9,677.04       11,229.01       12974.4        14621.79

                 DATA FROM 5/31/92 THROUGH 5/31/02.




                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

              The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund to the following benchmarks:

              o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

              o The Philadelphia Gold & Silver Index, typically referred to as the XAU, which represents nine holdings in the gold and silver sector.

              o  London Gold, a traditional gold bullion index.

              o The Lipper Gold Oriented Funds Average, an average performance level of all gold-oriented funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

              o The Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

4

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]          Mark Johnson, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM IN THE PERIOD?

                 The USAA Precious Metals and Minerals Fund had a total return of 101.95%, compared to an 80.45% return for the Lipper Gold Funds Index.

WHAT WAS BEHIND THIS STRONG PERFORMANCE?

                 The most important factor was an increase in the price of gold from $267.50 to $326.60 an ounce over the year. In the past several years, a variety of factors worked against the price of gold, especially the strong U.S. dollar and high real, or after-inflation, interest rates. Over the past year, declining interest rates reduced the incentive for gold producers to lock in future prices or to use other contracts to hedge. Investor sentiment improved as hedging declined and gold mine supply appeared to peak. Gold benefited from the presence of political, economic, and financial uncertainty in the world and served as the ultimate safe haven. There also were other market-specific factors, such as large buying by the Japanese public in advance of reduced bank deposit guarantees and industry consolidation. Finally, as the year progressed, the dollar began to decline, which gave gold another boost.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO ASSURANCE THAT THIS PERFORMANCE RECORD OR THE CIRCUMSTANCES LEADING TO IT CAN BE REPLICATED IN THE FUTURE.

                 REFER TO PAGE 3 FOR THE LIPPER INDEX DEFINITION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

THE FUND DID EXCEPTIONALLY WELL IN A STRONG MARKET. WHAT LED TO THE STRONG PERFORMANCE RELATIVE TO OTHER PRECIOUS METALS FUNDS?

                 We had more gold stocks than similar funds, and we had good stock selection within the gold sector. We benefited from owning companies that were involved in industry consolidation.

GIVEN THE HUGE RALLY IN GOLD, CAN INVESTORS EXPECT THE STRONG PERFORMANCE TO CONTINUE?

                 The most important role that a precious metals and minerals fund can play in an investor's portfolio is that of a diversification tool. This was true in the past year, when the S&P 500 Index returned -13.8%. And, it was true in the years when gold lagged the soaring U.S. stock market. A small exposure to precious metals and minerals can effectively help to diversify a portfolio, regardless of whether gold prices rise or fall, because the asset class behaves differently than others.

                 Near-term gold market prospects are closely tied to the fortunes of the U.S. dollar. Gold is viewed as the ultimate dollar hedge because, as a general rule of thumb, a 1% decline in the dollar causes the price of the typical gold stock to increase by 6%. There is the risk, of course, that the dollar could rise, which would have a negative impact on gold prices.

                 Longer term, the supply and demand picture is good. Production is likely to decline, historic annual growth in global demand for gold is 1%, and central banks are unlikely to increase their rate of selling over the next two years.

                 We thank you, our shareholder, for your investment in the Fund. We encourage you to continue to take advantage of the tremendous diversification opportunity that this Fund offers.



                 FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

6

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

----------------------------------------------------------------------
                         TOP 10 EQUITY HOLDINGS
                           (% of Net Assets)
----------------------------------------------------------------------

Goldcorp, Inc.                                                  6.9%

Meridian Gold, Inc.                                             6.9%

Agnico-Eagle Mines Ltd.                                         6.3%

AurionGold Ltd.                                                 5.2%

Compania de Minas Buenaventura S.A. ADR                         5.0%

Barrick Gold Corp.                                              4.8%

Impala Platinum Holdings Ltd.                                   4.8%

Newmont Mining Corp.                                            4.8%

Gold Fields Ltd.*                                               4.6%

Newcrest Mining Ltd.                                            4.6%
----------------------------------------------------------------------

* INCLUDES GOLD FIELDS LTD. AND GOLD FIELDS LTD. ADR






YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9 AND
10.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA PRECIOUS METALS AND MINERALS FUND

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.

                 Ordinary income *                                        $.0461


 * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

8

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
KPMG
THE SHAREHOLDERS AND BOARD OF TRUSTEES

        USAA PRECIOUS METALS AND MINERALS FUND

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Precious Metals and Minerals Fund, a series of the USAA Investment Trust, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in
                 Note 10 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Precious Metals and Minerals Fund as of May 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                     /s/KPMG LLP

                 San Antonio, Texas
                 July 5, 2002

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

                                                                                          MARKET
   NUMBER                                                                                  VALUE
 OF SHARES  SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            COMMON STOCKS AND WARRANTS(97.6%)

            GOLD (83.9%)

            AFRICAN GOLD COMPANIES (13.6%)
  100,000   African Rainbow Minerals Gold Ltd. *                                      $      568
  190,000   Anglogold Ltd. ADR                                                             6,091
  240,000   Gold Fields Ltd.                                                               3,180
  270,000   Gold Fields Ltd. ADR                                                           3,761
  390,000   Harmony Gold Mining Co. Ltd.                                                   6,144
   40,000   Harmony Gold Mining Co. Ltd. ADR                                                 648
                                                                                      ----------
                                                                                          20,392
                                                                                      ----------

            AUSTRALIAN GOLD COMPANIES (14.8%)
2,900,000   AurionGold Ltd.                                                                7,713
  700,000   Kingsgate Consolidated NL *                                                    1,050
1,500,000   Newcrest Mining Ltd.                                                           6,875
  600,000   Ranger Minerals Ltd.                                                             224
1,600,000   Sons of Gwalia Ltd.                                                            6,292
                                                                                      ----------
                                                                                          22,154
                                                                                      ----------

            EUROPEAN GOLD COMPANIES (1.2%)
  900,000   Kenor ASA *(a,b)                                                                 487
  200,000   Randgold Resources Ltd. GDR *(a)                                               1,300
                                                                                      ----------
                                                                                           1,787
                                                                                      ----------

            NORTH AMERICAN GOLD COMPANIES (49.3%)
  560,000   Agnico-Eagle Mines Ltd.                                                        9,380
  330,000   Barrick Gold Corp.                                                             7,194
  300,000   Cumberland Resources Ltd. *                                                      628
  900,000   Echo Bay Mines Ltd. *                                                          1,152
  900,000   Echo Bay Mines Ltd. Warrants *                                                   441
  160,000   Francisco Gold Corp. *                                                         2,409
  340,000   Freeport-McMoRan Copper & Gold, Inc. "B" *                                     6,715
  680,000   Glamis Gold Ltd. *                                                             6,324
  880,000   Goldcorp, Inc.                                                                10,340
  500,000   Golden Star Resources Ltd.*                                                    1,155
  600,000   IAMGOLD Corp.                                                                  3,080
  540,000   Meridian Gold, Inc. *                                                         10,271
   20,000   Minefinders Corp. Ltd. *                                                          81
  230,000   Newmont Mining Corp.                                                           7,178

10

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

                                                                                    MARKET
   NUMBER                                                                            VALUE
 OF SHARES  SECURITY                                                                 (000)
------------------------------------------------------------------------------------------
  460,000   Placer Dome, Inc.                                                     $  6,256
1,000,000   Wheaton River Minerals Ltd. Units *(a,b)                                 1,208
                                                                                  --------
                                                                                    73,812
                                                                                  --------
            SOUTH AMERICAN GOLD COMPANIES (5.0%)
  250,000   Compania de Minas Buenaventura S.A. ADR                                  7,462
                                                                                  --------
            Total gold (cost: $79,115)                                             125,607
                                                                                  --------

            DIAMONDS (4.3%)

  350,000   Aber Diamond Corp. * (cost: $4,201)                                      6,464
                                                                                  --------

            PLATINUM GROUP METALS (9.4%)

  140,000   Anglo American Platinum Corp.                                            6,803
  110,000   Impala Platinum Holdings Ltd.                                            7,198
                                                                                  --------
            Total platinum group metals (cost: $7,637)                              14,001
                                                                                  --------
            Total common stocks and warrants(cost: $90,953)                        146,072
                                                                                  --------

 PRINCIPAL                                                                          MARKET
    AMOUNT                                                                           VALUE
     (000)  SECURITY                                                                 (000)
------------------------------------------------------------------------------------------

            MONEY MARKET INSTRUMENTS(4.6%)

   $3,423   UBS Finance, Inc., Commercial Paper, 1.81%, 06/03/2002                   3,423
    3,500   General Electric Capital Corp. Commercial Paper, 1.82%,
             06/03/2002                                                              3,499
                                                                                  --------
            Total money market instruments (cost: $6,922)                            6,922
                                                                                  --------

            TOTAL INVESTMENTS (COST: $97,875)                                     $152,994
                                                                                  ========

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

         ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Trustees. At May 31, 2002, these securities represented 2.0% of the Fund's net assets.

         (b) These securities have been purchased as a Regulation D private placement. The common shares are not salable until after approval of prospectus. After approval, they will be salable under Rule 144A and therefore no longer illiquid. Approval of the prospectus was granted to Kenor ASA as of June 25, 2002; therefore, Kenor ASA is no longer illiquid.

          * Non-income-producing security.



          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

ASSETS

   Investments in securities, at market value (identified cost of $97,875)       $152,994
   Cash                                                                                51
   Receivables:
      Capital shares sold                                                             444
      Dividends and interest                                                           29
      Securities sold                                                               1,159
   Unrealized appreciation on foreign currency contracts held, at value                14
                                                                                 --------
         Total assets                                                             154,691
                                                                                 --------

LIABILITIES

   Securities purchased                                                             4,426
   Unrealized depreciation on foreign currency contracts held, at value                 2
   Capital shares redeemed                                                            399
   USAA Investment Management Company                                                  83
   USAA Transfer Agency Company                                                        19
   Accounts payable and accrued expenses                                               83
                                                                                 --------
         Total liabilities                                                          5,012
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $149,679
                                                                                 ========

REPRESENTED BY:

   Paid-in capital                                                               $122,196
   Accumulated undistributed net investment income                                  5,007
   Accumulated net realized loss on investments                                   (32,643)
   Net unrealized appreciation of investments                                      55,119
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $149,679
                                                                                 ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                 12,780
                                                                                 ========
   Net asset value, redemption price, and offering price per share               $  11.71
                                                                                 ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
YEAR ENDED MAY 31, 2002

NET INVESTMENT LOSS

   Income:
      Dividends (net of foreign taxes withheld of $40)                      $ 1,179
      Interest                                                                   37
                                                                            -------
         Total income                                                         1,216
                                                                            -------
   Expenses:
      Management fees                                                           650
      Administrative and servicing fees                                         112
      Transfer agent's fees                                                     336
      Custodian's fees                                                           77
      Postage                                                                    41
      Shareholder reporting fees                                                 48
      Trustees' fees                                                              4
      Registration fees                                                          32
      Professional fees                                                          39
      Other                                                                      17
                                                                            -------
         Total expenses                                                       1,356
                                                                            -------
            Net investment loss                                                (140)
                                                                            -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain on:
      Investments                                                             8,780
      Foreign currency transactions                                               3
   Change in net unrealized appreciation/depreciation of
      investments                                                            62,268
                                                                            -------
            Net realized and unrealized gain                                 71,051
                                                                            -------
Increase in net assets resulting from operations                            $70,911
                                                                            =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
YEARS ENDED MAY 31,

                                                                            2002              2001
                                                                        --------------------------
FROM OPERATIONS

   Net investment income (loss)                                         $   (140)         $    120
   Net realized gain (loss) on investments                                 8,780            (4,326)
   Net realized gain (loss) on foreign currency transactions                   3               (55)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         62,268            17,623
                                                                        --------------------------
      Increase in net assets resulting from operations                    70,911            13,362
                                                                        --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                    (554)             (334)
                                                                        --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                              80,937            25,421
   Reinvested dividends                                                      532               317
   Cost of shares redeemed                                               (72,606)          (39,791)
                                                                        --------------------------
      Increase (decrease) in net assets from capital
         share transactions                                                8,863           (14,053)
                                                                        --------------------------
Net increase (decrease) in net assets                                     79,220            (1,025)

NET ASSETS

   Beginning of period                                                    70,459            71,484
                                                                        --------------------------
   End of period                                                        $149,679          $ 70,459
                                                                        ==========================
Accumulated undistributed net investment income:
   End of period                                                        $  5,007          $    522
                                                                        ==========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                            10,211             5,001
   Shares issued for dividends reinvested                                     82                63
   Shares redeemed                                                        (9,587)           (7,664)
                                                                        --------------------------
      Increase (decrease) in shares outstanding                              706            (2,600)
                                                                        ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
         to FINANCIAL Statements

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund). The Fund's primary investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation. Current income is a secondary objective. The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification.

         Effective October 1, 2001, the Fund changed its investment concentration policy and its name to those stated above. Prior to that date, the Fund was named the USAA Gold Fund to reflect its concentration in equity securities of domestic and foreign gold exploration, mining, or processing companies.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

16

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $5,179,000.

               Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and unrealized gains on investments in passive foreign investment companies; and the tax deferral of losses on "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

               in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The tax character of distributions paid during the years ended May 31, 2002 and 2001, was as follows:


                                                      2002            2001
               -----------------------------------------------------------------
               Ordinary income                      $554,000        $334,000
               Long-term capital gains                 -               -


               As of May 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:


               Undistributed ordinary income                       $  5,007,000
               Accumulated net realized loss on investments         (22,637,000)
               Unrealized appreciation                               45,113,000


            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

            D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Because the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

18

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

               2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

               Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

               Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

            E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended May 31, 2002, custodian fee offset arrangements had no effect on fees.

            F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $22,637,000, which will expire between 2006 and 2009. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2002, were $41,910,000 and $35,480,000, respectively.

20

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

         The cost of securities at May 31, 2002, for federal income tax purposes, was $107,881,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2002, for federal income tax purposes, were $47,226,000 and $2,113,000, respectively.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At May 31, 2002, the terms of open foreign currency contracts were as follows (in thousands):

         FOREIGN CURRENCY CONTRACTS TO BUY:

------------------------------------------------------------------------------------------------
                                 U.S. DOLLAR
EXCHANGE      CONTRACTS TO       VALUE AS OF     IN EXCHANGE       UNREALIZED      UNREALIZED
  DATE          RECEIVE            05/31/02     FOR U.S. DOLLAR   APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------
  06/04/02        270               $  177         $  176             $ 1             $-
             Canadian Dollar
  06/04/02       4,816                 493            485               8              -
            South African Rand
  06/05/02       6,624                 677            676               1              -
            South African Rand
  06/14/02       2,520                 315            311               4              -
             Norwegian Krone
------------------------------------------------------------------------------------------------
                                    $1,662         $1,648             $14             $-
------------------------------------------------------------------------------------------------

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

         FOREIGN CURRENCY CONTRACTS TO SELL:

------------------------------------------------------------------------------------------------
                                 U.S. DOLLAR
EXCHANGE       CONTRACTS TO      VALUE AS OF   IN EXCHANGE         UNREALIZED      UNREALIZED
  DATE           DELIVER          05/31/02    FOR U.S. DOLLAR     APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------
06/03/02           485            $  274         $  273              $-               $(1)
             Australian Dollar
06/04/02           462               262            262               -                 -
             Australian Dollar
06/05/02           465               263            263               -                 -
             Australian Dollar
06/05/02           241               352            351               -                (1)
               Pound Sterling
------------------------------------------------------------------------------------------------
                                  $1,151         $1,149              $-               $(2)
------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the year ended May 31, 2002.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

22

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the top 10 largest funds in the Lipper Gold Oriented Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of under-performance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------
+/-1.00% to 4.00%              +/-0.04%
+/-4.01% to 7.00%              +/-0.05%
+/-7.01% and greater           +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

               For such services, effective August 1, 2001, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $26.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         Effective for the fiscal year ending May 31, 2003, based on the recom-mendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP. KPMG has served as the Fund's independent auditor since the Fund's inception on August 15, 1984. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

24

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2002

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED MAY 31,
                                         -----------------------------------------------------------------------
                                                2002           2001           2000           1999           1998
                                         -----------------------------------------------------------------------
Net asset value at
   beginning of period                   $      5.84      $    4.87      $    5.33      $    5.87      $    8.09
                                         -----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                 (.01)(a)        .01(a)        (.02)(a)       (.01)(a)      (.03)(a)
   Net realized and
      unrealized gain (loss)                    5.93            .98           (.44)          (.53)         (2.19)
                                         -----------------------------------------------------------------------
Total from investment operations                5.92            .99           (.46)          (.54)         (2.22)
                                         -----------------------------------------------------------------------
Less distributions:
   From net investment income                   (.05)          (.02)             -              -              -
                                         -----------------------------------------------------------------------
Net asset value at end of period         $     11.71      $    5.84      $    4.87      $    5.33      $    5.87
                                         =======================================================================
Total return (%)*                             101.95          20.50          (8.63)         (9.20)        (27.44)
Net assets at
   end of period (000)                   $   149,679      $  70,459      $  71,484      $  82,491      $  93,226
Ratio of expenses to
   average net assets (%)                       1.56           1.68           1.58           1.52           1.46
Ratio of net investment income (loss)
   to average net assets (%)                    (.16)           .17           (.41)          (.13)          (.42)
Portfolio turnover (%)                         40.61          52.74          27.60          33.48          19.62

  * Assumes reinvestment of all dividend income distributions during the period.
(a) Calculated using average shares.

D I R E C T O R S '
==================--------------------------------------------------------------
                   INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

               The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

               Set forth below are the Directors and officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

               If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).








             * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
               AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

26

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

               ROBERT G. DAVIS (2)
               Director and Chairman of the Board of Directors
               Date of Birth: November 1946

               President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

               CHRISTOPHER W. CLAUS (2)
               Director, President, and Vice Chairman of the Board of Directors Date of Birth: December 1960

               President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

               BARBARA B. DREEBEN (3, 4, 5, 6)
               Director
               Date of Birth: June 1945

               President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               ROBERT L. MASON, PH.D. (3, 4, 5, 6)
               Director
               Date of Birth: July 1946

               Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               MICHAEL F. REIMHERR (3, 4, 5, 6)
               Director
               Date of Birth: August 1945

               President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

28

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

               LAURA T. STARKS, PH.D. (3, 4, 5, 6)
               Director
               Date of Birth: February 1950

               Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               RICHARD A. ZUCKER (2, 3, 4, 5, 6)
               Director
               Date of Birth: July 1943

               Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.









               (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                   INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

               (2) MEMBER OF EXECUTIVE COMMITTEE

               (3) MEMBER OF AUDIT COMMITTEE

               (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

               (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

               (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                   USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

               CLIFFORD A. GLADSON
               Vice President
               Date of Birth: November 1950

               Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

               STUART WESTER
               Vice President
               Date of Birth: June 1947

               Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

               MICHAEL D. WAGNER
               Secretary
               Date of Birth: July 1948

               Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

               MARK S. HOWARD
               Assistant Secretary
               Date of Birth: October 1963

               Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO

30

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

               (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98- 7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services;the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

               DAVID M. HOLMES
               Treasurer
               Date of Birth: June 1960

               Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

               ROBERTO GALINDO, JR.
               Assistant Treasurer
               Date of Birth: November 1960

               Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Sup-port, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.








               (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                   MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

N O T E S
=========-----------------------------------------------------------------------

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

32

N O T E S
=========-----------------------------------------------------------------------

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

N O T E S
=========-----------------------------------------------------------------------

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

34

N O T E S
=========-----------------------------------------------------------------------

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                 _______________________________________________________________

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     9800 Fredericksburg Road
               UNDERWRITER,     San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE(R)     For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

--------------------------------------------------------------------------------
[LOGO]USAA(R)      9800 Fredericksburg Road                      -----------
                   San Antonio, Texas 78288                       PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                 -----------
Receive this document
and others electronically.
Sign up at USAA.COM.
--------------------------------------------------------------------------------

[LOGO]USAA             WE KNOW WHAT IT MEANS TO SERVE.(R)
                       ----------------------------------
                       INSURANCE [middot] MEMBER SERVICES

23407-0702                                   (C)2002, USAA. All rights reserved.